Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross (in Dollars)	$ 7,582
Less: accumulated depreciation (in Dollars)	(249)
Property, plant, and equipment, net (in Dollars)	$ 7,333
Land [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful Lives
Property, plant, and equipment, gross (in Dollars)	$ 2,889
Buildings, structures and related equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross (in Dollars)	$ 2,152
Buildings, structures and related equipment [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful Lives	20 years
Buildings, structures and related equipment [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful Lives	40 years
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross (in Dollars)	$ 1,580
Machinery and equipment [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful Lives	5 years
Machinery and equipment [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful Lives	11 years
Vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross (in Dollars)	$ 234
Vehicles [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful Lives	5 years
Vehicles [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful Lives	7 years
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross (in Dollars)	$ 279
Furniture and fixtures [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful Lives	5 years
Furniture and fixtures [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful Lives	11 years
Construction in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful Lives
Property, plant, and equipment, gross (in Dollars)	$ 148
Tools and office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross (in Dollars)	$ 300
Tools and office equipment [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful Lives	5 years
Tools and office equipment [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful Lives	11 years